Related Party Transactions (Details) - Schedule of Accounts Receivable from Related Parties - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Accounts Receivable from Related Parties [Line Items]
Total accounts receivable from related party	$ 105,694	$ 108,188
Shexian Ruibo [Member]
Schedule of Accounts Receivable from Related Parties [Line Items]
Total accounts receivable from related party	26,232	26,851
Hunyuan Baiyang Food Co., Ltd. [Member]
Schedule of Accounts Receivable from Related Parties [Line Items]
Total accounts receivable from related party	35,157	35,986
Bei Qi Yin Jian Yi Le (Haikou) Smart Move Science Technology Co., Ltd. [Member]
Schedule of Accounts Receivable from Related Parties [Line Items]
Total accounts receivable from related party	$ 44,305	$ 45,351